COMMITMENTS AND CONTINGENCIES - PURCHASE OBLIGATIONS (Details) $ in Millions	Jun. 30, 2015 USD ($)
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 586
Unrecorded Unconditional Purchase Obligation, Due within Two Years	280
Unrecorded Unconditional Purchase Obligation, Due within Three Years	169
Unrecorded Unconditional Purchase Obligation, Due within Four Years	132
Unrecorded Unconditional Purchase Obligation, Due within Five Years	110
Unrecorded Unconditional Purchase Obligation, Due after Five Years	$ 230